NOTE 2 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Basis of Presentation (Policies)	9 Months Ended
May 31, 2019
Policy Text Block [Abstract]
Basis of Presentation

Basis of Presentation

The financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”).

The Company did not have any activities for the period from April 2, 2018 (Inception) and May 31, 2018, therefore it was not presented in the financial statements.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenue, and expenses. Actual results and outcomes may differ from management’s estimates and assumptions.

Functional and presentation currency

Functional and presentation currency

The functional currency of the Company is the currency of the primary economic environment in which the Company operates which is Malaysia Ringgit (“MYR”).

Transactions in currencies other than the entity’s functional currency are recorded at the rates of exchange prevailing on the date of the transaction. At the end of each reporting period, monetary items denominated in foreign currencies are translated at the rates prevailing at the end of the reporting periods. Exchange differences arising on the settlement of monetary items and on translation of monetary items at period-end are included in income statement of the period.

For the purpose of presenting these financial statements, the Company’s assets and liabilities are expressed in US$ at the exchange rate on the balance sheet date, stockholder’s equity accounts are translated at historical rates, and income and expense items are translated at the weighted average exchange rate during the period. The resulting translation adjustments are reported under accumulated other comprehensive income in the stockholder’s equity section of the balance sheets.

Exchange rate used for the translation as follows:

US$ to MYR

	Period End	Average
August 31, 2018	4.1075	4.0379
May 31, 2019	4.1970	4.1354

Fair Values of Financial Instruments

Fair Values of Financial Instruments

The Company adopted ASC 820 “Fair Value Measurements,” which defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosures requirements for fair value measures. Current assets and current liabilities qualified as financial instruments and management believes their carrying amounts are a reasonable estimate of fair value because of the short period of time between the origination of such instruments and their expected realization and if applicable, their current interest rate is equivalent to interest rates currently available.  The three levels are defined as follow:

·	Level 1 — inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

·	Level 2 — inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the assets or liability, either directly or indirectly, for substantially the full term of the financial instruments.

·	Level 3 — inputs to the valuation methodology are unobservable and significant to the fair value.

As of the balance sheet date, the estimated fair values of the financial instruments approximated their fair values due to the short-term nature of these instruments. Determining which category an asset or liability falls within the hierarchy requires significant judgment. The Company evaluates the hierarchy disclosures each year.

Related parties	Related parties The Company adopted ASC 850, Related Party Disclosures, for the identification of related parties and disclosure of related party transactions.
Cash and Equivalents	Cash and Equivalents The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents.
Accounts Receivable

Accounts Receivable

Accounts receivable is recorded at the net value of less estimates for doubtful accounts. Management regularly reviews outstanding accounts and provides an allowance for doubtful accounts. When collection of the original invoice amounts is no longer probable, the Company will either partially or fully write-off the balance against the allowance for doubtful accounts.

Bad debt expenses were $nil and $nil for the period from April 2, 2018 (Inception) to December 31, 2018 and for the nine months ended May 31, 2019, respectively.

Revenue Recognition

Revenue Recognition

In 2014, the FASB issued guidance on revenue recognition (“ASC 606”), with final amendments issued in 2016. The underlying principle of ASC 606 is to recognize revenue to depict the transfer of goods or services to customers at the amount expected to be collected. ASC 606 creates a five-step model that requires entities to exercise judgment when considering the terms of contracts, which includes (1) identifying the contracts or agreements with a customer, (2) identifying our performance obligations in the contract or agreement, (3) determining the transaction price, (4) allocating the transaction price to the separate performance obligations, and (5) recognizing revenue as each performance obligation is satisfied. The Company only applies the five-step model to contracts when it is probable that the Company will collect the consideration it is entitled to in exchange for the services it transfers to its clients. The Company has concluded that the new guidance did not require any significant change to its revenue recognition processes.

The Company’s revenues mainly consist of offline products sales. The Company generally recognizes product sales revenue when the performance obligation have been satisfied pursuant to Malaysia law, including such factors as contract existed with the customer, delivery and acceptance of products by customer has occurred, the sales price is fixed or determinable and allocated to the products sold, sales and value-added tax laws have been complied with, and collectability is reasonably assured.

The Company estimates potential returns and records such estimates against its gross revenue to arrive at its reported net sales revenue. The Company has not experienced any sales returns.

Inventory

Inventory

Inventories, which are primarily comprised of finished goods for sale, are stated at the lower of cost or net realizable value, using the first-in first-out (FIFO) method. The Company evaluates the need for reserves associated with obsolete, slow-moving and non-salable inventory by reviewing net realizable values on a periodic basis. Only defects products can be return to our suppliers.

Customer Deposits	Customer Deposits The Company charges deposits when customers rent the power bank. The deposits will be fully refunded after the power bank is returned.
Advertising

Advertising

The Company expenses advertising costs as incurred and includes it in selling expenses. The Company recorded $414,173 and $205,412 of advertising and promotions expenses for the period from April 2, 2018 (Inception) to December 31, 2018 and for the nine months ended May 31, 2019, respectively.

Income Taxes

Income Taxes

Income taxes are provided in accordance with ASC No. 740, Accounting for Income Taxes.  A deferred tax asset or liability is recorded for all temporary differences between financial and tax reporting and net operating loss carry-forwards. Deferred tax expense (benefit) results from the net change during the year of deferred tax assets and liabilities.

Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion of all of the deferred tax assets will be realized.  Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

A tax benefit from an uncertain tax position may be recognized only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities. The determination is based on the technical merits of the position and presumes that the relevant taxing authority that has full knowledge of all relevant information will examine each uncertain tax position. Although the Company believes the estimates are reasonable, no assurance can be given that the final outcome of these matters will not be different than what is reflected in the historical income tax provisions and accruals.

Property and Equipment & Depreciation

Property and Equipment & Depreciation

Property and equipment consist of computer, office furniture and equipment, and leasehold improvement. All property and equipment are stated at historical cost net of accumulated depreciation. Repairs and maintenance are expensed as incurred. Property and equipment are depreciated on a straight-line basis over the following periods:

Computer and Electronics	5 years
Furniture and Fixture	10 years
Office Equipment	10 years
Leasehold Improvement	10 years

Leases

Leases

We determine if an arrangement is a lease at inception. Operating leases are included in operating lease right-of-use (“ROU”) assets, operating lease liabilities - current, and operating lease liabilities - noncurrent on the balance sheets. Finance leases are included in property and equipment, other current liabilities, and other long-term liabilities in our balance sheets.

ROU assets represent our right to use an underlying asset for the lease term and lease liabilities represent our obligation to make lease payments arising from the lease. Operating lease ROU assets and liabilities are recognized at commencement date based on the present value of lease payments over the lease term. As most of our leases do not provide an implicit rate, we generally use our incremental borrowing rate based on the estimated rate of interest for collateralized borrowing over a similar term of the lease payments at commencement date. The operating lease ROU asset also includes any lease payments made and excludes lease incentives. Our lease terms may include options to extend or terminate the lease when it is reasonably certain that we will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term.

Impairment of Long-Lived Assets

Impairment of Long-lived assets

The Company accounts for impairment of property and equipment and amortizable intangible assets in accordance with ASC 360, “Accounting for Impairment of Long-Lived Assets and Long-Lived Assets to be Disposed Of”, which requires the Company to evaluate a long-lived asset for recoverability when there is event or circumstance that indicate the carrying value of the asset may not be recoverable. An impairment loss is recognized when the carrying amount of a long-lived asset or asset group is not recoverable (when carrying amount exceeds the gross, undiscounted cash flows from use and disposition) and is measured as the excess of the carrying amount over the asset’s (or asset group’s) fair value.

Research & development expenses

Research & development expenses

Product development expenses consist primarily of third-party development and programming costs and other expenses that are directly attributable to the development of mobile applications, databases, software for the businesses of the Company.

The Company expenses all costs that are incurred in connection with the planning and implementation phases of development and costs that are associated with repair or maintenance of the existing mobile applications or the development of software and content.

Costs incurred in the development phase can be capitalized and amortized over the estimated product life when technological feasibility is reached. However, since the inception of the Company, the amount of costs qualifying for capitalization has been insignificant. As a result, all development costs have been expensed as incurred.

The Company recorded $1,759,462 and $1,045,225 of research and development expenses for the nine months ended May 31, 2019 and for the period from April 2, 2018 (Inception) to August 31, 2018, respectively.

New Accounting Pronouncements

New Accounting Pronouncements

In February, 2016, the FASB issued Accounting Standards Update No. 2016-02 (ASU 2016-02) “Leases (Topic 842)”. ASU 2016-02 requires a lessee to recognize in the statement of financial position a liability to make lease payments (the lease liability) and a right-of-use asset representing its right to use the underlying asset for the lease term. ASU 2016-02 is effective for interim and annual reporting periods beginning after December 15, 2018. Early adoption is permitted.

For finance leases, a lessee is required to do the following:

·	Recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in the statement of financial position
·	Recognize interest on the lease liability separately from amortization of the right-of-use asset in the statement of comprehensive income
·	Classify repayments of the principal portion of the lease liability within financing activities and payments of interest on the lease liability and variable lease payments within operating activities in the statement of cash flows.

For operating leases, a lessee is required to do the following:

·	Recognize a right-of-use asset and a lease liability, initially measured at the present value of the lease payments, in the statement of financial position
·	Recognize a single lease cost, calculated so that the cost of the lease is allocated over the lease term on a generally straight-line basis
·	Classify all cash payments within operating activities in the statement of cash flows.

In July, 2018, the FASB issued Accounting Standards Update No. 2018-11 (ASU 2018-11), which amends ASC 842 so that entities may elect not to recast their comparative periods in transition (the “Comparatives Under 840 Option”). ASU 2018-11 allows entities to change their date of initial application to the beginning of the period of adoption. In doing so, entities would:

·	Apply ASC 840 in the comparative periods.
·	Provide the disclosures required by ASC 840 for all periods that continue to be presented in accordance with ASC 840.
·	Recognize the effects of applying ASC 842 as a cumulative-effect adjustment to retained earnings for the period of adoption.

In addition, the FASB also issued a series of amendments to ASU 2016-02 that address the transition methods available and clarify the guidance for lessor costs and other aspects of the new lease standard.

The management has reviewed the accounting pronouncements and adopted the new standard on January 1, 2019 using the modified retrospective method of adoption. The transition method expedient which allows entities to initially apply the requirements by recognizing a cumulative-effect adjustment to the opening balance of retained earnings in the period of adoption. As a result of electing this transition method, prior periods have not been restated. The adoption of this ASU resulted in the recording of additional lease assets and liabilities $501,302 each with no effect to opening balance of retained earnings as the Company did not have any leases prior to the adoption of this ASU.